Fair Value Measurements (Short-term Investments, Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	[1]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in financial instruments	$ 321,483	$ 100,745		$ 321,483
Impairment loss	23,200	384	[1]	23,154	[1]	$ 0
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in financial instruments	$ 321,500	100,700		321,500
Change in fair value of short-term investments		4,300		11,100
Impairment loss		$ 400		$ 23,200

[1]	In the fourth quarter of 2019, the Sohu Group recognized impairment losses of $23.2 million for equity investments.